SIGNIFICANT TRANSACTIONS - Net loss from foreclosure (Details)	12 Months Ended
Jun. 30, 2026 USD ($)
SIGNIFICANT TRANSACTIONS
Net loss from foreclosure	$ (181,305,248)
Assets subject to foreclosure
SIGNIFICANT TRANSACTIONS
Net assets reclassified as subject to foreclosure	194,905,248
Consideration offered net of court-awarded expenses	(13,600,000)
Net loss from foreclosure	$ 181,305,248